(ICON)
Prudential
High Yield
Fund, Inc.

SEMI
ANNUAL
REPORT

June 30, 1998
(LOGO)

Prudential High Yield Fund, Inc.
Performance At A Glance.
Long-term U.S. interest rates lingered near rock-bottom levels over the past six months, prompting corporations to issue a flood of new high yield bonds
(commonly called junk bonds) to take advantage of low borrowing costs. This heavy supply and renewed concern that Asian financial problems could hurt
U.S. economic growth pressured high yield bond prices in the spring. Your
Prudential High Yield Fund had an above-average exposure to telecommunications bonds whose price appreciation was hampered by a heavy supply of newly issued debt securities. As a result, your Fund's Class A shares returned 3.89%, compared to the 4.42% for the average high yield mutual fund, as measured by
Lipper Analytical Services.

Cumulative Total Returns1
As of 6/30/98
                          Six        One      Five
Ten               Since
                         Months      Year     Years
Years            Inception2

Class A                   3.89%      11.14%     61.68%
N/A               152.75%
Class B                   3.63       10.43      57.03
143.93%            560.51
Class C                   3.63       10.43       N/A
N/A                51.58
Class Z                   4.08       11.29       N/A
N/A                27.88
Lipper High
Current Yld. Avg.3        4.42       11.45      60.53
166.59               ***

Average Annual Total Returns1
As of 6/30/98
                                     One      Five
Ten               Since
                                     Year     Years
Years            Inception2
Class A                               6.70%       9.19%
N/A               11.08%
Class B                               5.43        9.31
9.33%              10.30
Class C                               9.43         N/A
N/A               11.22
Class Z                              11.29         N/A
N/A               11.13

Distributions & Yields
As of 6/30/98

                          Total Distributions            30-
Day
                           Paid for Six Mos.           SEC
Yield
Class A                         $0.38
8.46%
Class B                         $0.36
8.20
Class C                         $0.36
8.21
Class Z                         $0.39
8.97

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1Source: Prudential Investments Fund Management and Lipper
Analytical
Services. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 4% for Class A shares and a declining contingent deferred sales charge
(CDSC) of 5%, 4%, 3%,
2%, 1% and 1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares have a 1% CDSC for one year. Class
Z shares are not subject to a sales charge or distribution fee.

2Inception dates: Class A, 1/22/90; Class B, 3/29/79; Class
C, 8/1/94; and
Class Z, 3/1/96.

3Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods.

***Lipper Since Inception returns are 166.36% for Class A;
659.97% for Class
B; 54.13% for Class C; and 29.61% for Class Z based on all funds in each share class.

          How Investments Compared.
              (As of 6/30/98)
                  (GRAPH)
 U.S.       General       General        U.S.
Growth       Bond        Muni Debt      Taxable
Funds        Funds        Funds        Money Funds

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different
-- we provide 12-
month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

George Edwards & Ken Peterson, Fund Managers
(PHOTOS)
Portfolio
Managers
Report
The Fund's primary investment objective is to maximize current income through investment in a diversified portfolio of high yield fixed income securities.
Capital appreciation is a secondary objective which will only be sought when consistent with the primary objective. The Fund invests primarily in corporate bonds rated BBB or lower by independent rating agencies. These bonds are below investment grade and are commonly known as junk bonds. As a result, these bonds are subject to greater risk of default than investment grade bonds. The
Fund is well diversified within the junk bond market. Our research staff looks for bonds with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objective.

Strategy Session.
Bond Issuance Soared.
High yield bond issuance soared early in the year, powered by a combination of low interest rates, tame inflation, and brisk U.S. economic growth in the first three months. Economic turmoil in Asia caused some investors to sell
Asian stocks and bonds and purchase U.S. Treasuries, which drove down the 30-year bond yield (that moves in the opposite direction of prices) to its lowest level since 1977. At the same time, a buildup in business inventories, declining oil prices, and high consumer confidence helped fuel the U.S.
economic expansion, while a strong U.S. dollar and cheaply priced Asian imports kept inflation in check. Corporations took advantage of these favorable conditions by selling $92.6 billion of below investment grade bonds in the first half of the year.

This large supply of new junk bonds initially met with strong demand from yield hungry investors as well as from those worried about an increasingly volatile stock market. By late spring, however, the appetite for high yield bonds dwindled as investors turned more cautious. The corporate bond default rate edged higher, earnings growth slowed, and the difference between yields on junk bonds and Treasuries increased, indicating that investors required a greater reward for taking a chance on junk bonds.

In late June, high yield bonds, on average, provided about
3.8% more in yield
than comparable Treasuries, up from about 3.5% the previous month.

Bonds & More
Bonds.
Corporations rushed to issue new high yield bonds to take advantage of low borrowing costs. Issuance in the U.S. during the first six months of 1998 totaled $92.6 billion, which is on track to surpass the record $132.1 billion sold in 1997.

        Portfolio Composition.
  Sectors expressed as a percentage of
      net assets as of 6/30/98.
             (PIE CHART)

What Went Well.

Tuned In To Cable TV.
We were attracted to the cable television sector by its history of stable cash flows and bright prospects for the future. News that AT&T plans to buy
Tele-Communications, Inc. the nation's No. 2 cable television company, sparked a rally in cable television bonds as investors expect more mergers and acquisitions in that industry. The Fund participated in the rally through its considerable exposure to the sector, which provided a boost to the Fund's returns.

Taking Profits.
As you remember, a flood of new junk bonds were sold in the first half of the year. Proceeds from some were used to retire older bonds with higher interest rates. The Fund benefited from this trend because we booked profits after some of our healthcare and lodging industries bonds were retired at prices above their maturity values.

We Were Energized.
Oil prices tumbled to an 11 year low in late spring after news that key petroleum-producing countries planned to reduce production by a less-than-hoped-for amount. This decline fueled a sharp sell-off in energy bonds, particularly among junk bond companies. Because we were underexposed to the sector going into the downturn, we were able to take advantage of this buying opportunity by purchasing select energy bonds at discounted prices.

And Not So Well.
Sorry, Wrong Number.
The most rapidly growing sector of the high yield market is telecommunications.
During the first four months of the year, many start-up telecommunications companies were busy raising money by issuing zero coupon bonds. By May, however, the market had difficulty digesting the burgeoning supply of new high yield telecom-munications bonds mostly from speculative companies. Indeed many companies were forced to cheapen bond prices in order to attract investors, while some firms decided to withdraw or postpone new debt issues.
Still, telecom-munications firms issued 19% of new junk bonds sold from April through June, an amount that was sufficient to put a damper on price increases. As a result, telecom-munications bonds returned 3.63% for the six-month period compared with 4.50% for the overall high yield index, according to Lehman Brothers indexes. The Fund's performance suffered as these bonds comprised 16% of total investments as of June 30, a slightly above-average exposure compared to similar funds.

Five Largest Issuers.
2.3%          Rogers Cablesystems, Inc.
1.8%          Rogers Cantel, Inc.
1.8%          Nextel Communications, Inc.
1.7%          Fresenius Med. Care
              Capital Trust
1.5%          SFX Broadcasting, Inc.

Expressed as a percentage of net assetsas of 6/30/98.

Looking Ahead.
Heavy high yield bond issuance is expected to continue, at
least in the near
term. We plan to keep a close watch for attractive buying
opportunities in
the new issue market. A slowdown in U.S. economic growth
would affect
companies in the more cyclical industries such as  steel,
technology,
commodities, paper and chemicals and could impair their
ability to comfortably
make interest and principal payments on their bonds. We
therefore plan to
reduce our exposure to bonds of cyclical industries to the
extent that the
economy continues to weaken.
------------------------------------------------------------
-------------------
                                   1

President's Letter
August 4, 1998
(PHOTO)
                          Managing Expectations.
Dear Shareholder:
For nearly eight years we've enjoyed above-average, double-digit returns from stocks--a bull market of unprecedented duration. As a result, many of us have grown accustomed to seeing the Dow Jones Industrial Average, the S&P 500 and other market indexes set new records. That's why the fluctuations normally seen in financial markets may take investors by surprise.

Although the media has given ample coverage to the factors that have caused concern in 1998, we'd like to remind you that there is also good news to report: the US economy is healthy and continues to grow.
Inflation remains
subdued and employment is strong.

Even with a sound economy, it isn't easy to maintain your investment discipline when the market is fluctuating. Here are some thoughts that may help:

- Manage Your Expectations. Experienced mutual fund investors understand that financial markets rise and fall. Over time, however, stocks and bonds have produced attractive returns that have kept ahead of inflation.

- Don't Invest Emotionally. If you have long-term (several years or longer)
  investment goals, it may be counter-productive to sell an investment in reaction to short-term market fluctuation. Over the course of several years, it's not unusual for stocks and bonds to experience several periods of market uncertainty.

- Diversification Lessens Risk. Market sectors seldom move in tandem. A well-
  diversified portfolio that includes stock, bond, and money market mutual funds can lessen the effects of market volatility over time.

- We're On Your Side. Your Prudential professional can help you understand what's happening in the markets. He or she can assist you in making informed decisions based upon a thorough knowledge of your financial needs and long-
  term goals. Call your Prudential professional today.

Thank you for your continued confidence in Prudential mutual funds. We'll do everything we can to keep you informed and to earn your trust.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities
------------------------------------------------------------
-------------------
                                   2

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
LONG-TERM INVESTMENTS--95.9%
BONDS--90.9%
------------------------------------------------------------
------------------------------------------------------------
------
Aerospace--1.0%
Compass Aerospace Corp., Sr. Sub. Notes
B-(a)       10.125%      4/15/05     $10,500        $
10,710,000
Sequa Corp., Sr. Sub. Notes
B1           9.375      12/15/03      34,450
35,655,750

--------------

46,365,750
------------------------------------------------------------
------------------------------------------------------------
------
Automotive Parts--2.6%
Foamex JPS Automotive LLC, Sr. Notes
B1          11.125       6/15/01      21,700(d)
23,653,000
Hayes Wheels Int'l., Inc., Sr. Sub. Notes
B3          11.00        7/15/06      32,000
35,920,000
Newcor, Inc., Sr. Sub. Notes
B3           9.875       3/01/08       6,200
6,277,500
Paragon Corporate Holdings, Inc., Sr. Notes
B3           9.625       4/01/08       7,500
6,675,000
Standyne Automotive Corp., Sr. Sub. Notes
NR          10.25       12/15/07      14,400
14,760,000
Venture Holdings, Sr. Notes
B2           9.50        7/01/05      19,500
19,719,375
Walbro Corp., Sr. Notes
B2          10.125      12/15/07       9,000
8,842,500

--------------

115,847,375
------------------------------------------------------------
------------------------------------------------------------
------
Broadcasting & Other Media--6.3%
American Lawyer Media, Inc.,
   Sr. Sub. Notes
B1            9.75      12/15/07      17,000
17,637,500
   Sr. Disc. Notes, Zero Coupon (until 12/15/02)
B3           12.25      12/15/08      10,500
6,680,625
AMSC Acquistion, Inc., Sr. Notes
NR           12.25       4/01/08       7,750
7,207,500
Capstar Radio Broadcasting,
   Sr. Sub. Notes
B2            9.25       7/01/07      12,000
12,555,000
   Sr. Disc. Notes, Zero Coupon (until 2/01/02)
B-(a)        12.75       2/01/09      16,675
12,673,000
Cumulus Media, Inc., Sr. Sub. Notes
NR           10.375      7/01/08       8,250
8,373,750
Globo Communicacoes,
   Sr. Notes (Brazil)
B1           10.50      12/20/06      10,000
8,950,000
   Gtd. Notes (Brazil)
B1           10.625     12/05/08       7,300
6,460,500
Lamar Advertising Co., Sr. Sub. Notes
B1            9.625     12/01/06      11,500
12,305,000
Liberty Group Publishing, Inc.,
   Sr. Sub. Notes
B3            9.375      2/01/08       8,650
8,736,500
   Sr. Disc. Deb., Zero Coupon (until 2/01/03)
CCC+(a)      11.625      2/01/09      12,150
7,502,625
Lin Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   3/01/03)
B3           10.00       3/01/08      19,500
13,162,500
NTL, Inc., Sr. Notes, Zero Coupon (until 4/01/03)
B3            9.75       4/01/08      25,500
16,575,000
Outdoor Systems, Inc., Sr. Sub. Notes
B1            9.375     10/15/06      18,000
19,125,000
Production Resource LLC, Sr. Sub. Notes
B-(a)        11.50       1/15/08      15,000
14,550,000
Renaissance Media LLC., Sr. Disc. Notes
B3           10.00       4/15/08       5,500
3,423,750
SFX Broadcasting, Inc.,
   Sr. Sub. Notes
B3           10.75       5/15/06      32,820
36,184,050
   Sr. Sub. Notes
B3            9.125      2/01/08      33,350
32,683,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Broadcasting & Other Media (cont'd.)
Shop At Home, Inc., Sr. Sec'd. Notes
B1           11.00%      4/01/05    $  6,500        $
6,857,500
Sun Media Corp., Sr. Sub. Notes (Canada)
B2            9.50       5/15/07       9,522
10,069,515
Telemundo Group, Inc., Sr. Disc. Notes
B1            7.00       2/15/06      10,000
10,775,000
Young America Corp., Sr. Sub. Notes
B3           11.625      2/15/06      11,400
11,343,000

--------------

283,830,315
------------------------------------------------------------
------------------------------------------------------------
------
Building & Related Industries--3.9%
American Builders, Sr. Sub. Notes
B3           10.625      5/15/07      11,000
11,000,000
Beazer Homes USA, Inc., Sr. Notes
B1            8.875      4/01/08       8,000
7,800,000
Falcon Building Prod., Inc.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 6/15/02)
B3           10.50       6/15/07      24,100
16,026,500
   Sr. Sub. Notes
B3            9.50       6/15/07      20,150
19,747,000
Falcon Holdings Group, L.P.,
   Sr. Disc. Notes
B2            9.285      4/15/10      11,500
7,446,250
   Sr. Deb.
B2            8.375      4/15/10       5,000
5,037,500
Kaufman & Broad Home Corp., Sr. Sub. Notes
Ba3           9.625     11/15/06      30,000
31,800,000
Kevco, Inc., Sr. Sub. Notes
B3           10.375     12/01/07      12,000
12,480,000
Koppers Industries, Inc., Sr. Sub. Notes
B2            9.875     12/01/07       8,550
8,742,375
Nortek, Inc.,
   Sr. Notes
B1            9.25       3/15/07      15,875
16,311,563
   Sr. Notes
B1            9.125      9/01/07      22,500
23,006,250
Webb Delaware Corp., Sr. Sub. Deb.
B2            9.375      5/01/09      16,000
15,800,000

--------------

175,197,438
------------------------------------------------------------
------------------------------------------------------------
------
Cable--8.1%
Adelphia Communications Corp., Sr. Notes
B2           10.50       7/15/04      10,000
10,925,000
Comcast UK Cable Corp., Sr. Disc. Deb.,
   Zero Coupon (until 11/15/00)
B2           11.20      11/15/07      19,900
16,616,500
CSC Holdings, Inc., Sr. Disc. Notes
B1            9.25      11/01/05      14,835
15,873,450
Diamond Cable Co., Sr. Disc. Notes, Zero Coupon (until
   3/31/00) (United Kingdom)
B3           13.25       9/30/04      30,860
29,008,400
Diva Systems Corp., Sr. Disc. Notes
NR           12.625      3/01/08      15,900
7,473,000
International Cabletel, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/00)
B3           12.75       4/15/05      25,950
22,965,750
Lenfest Communications, Inc., Sr. Notes
Ba3           8.375     11/01/05      20,050
21,303,125
Rogers Cablesystems, Inc., (Canada)
   Sr. Sec'd. Notes
Ba3          10.00       3/15/05      61,075
67,793,250
   Sr. Sec'd. Deb.
Ba3          10.00      12/01/07      10,500
11,655,000
   Sr. Sec'd. Deb.
Ba3          10.125      9/01/12      24,575
26,725,312
Rogers Cantel, Inc., (Canada)
   Sr. Sub. Notes
BB-(a)        8.80      10/01/07      42,350
41,926,500
   Deb.
Ba3           9.375      6/01/08      40,000
41,600,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Cable (cont'd.)
Telewest plc, Sr. Disc. Deb., Zero Coupon (until 10/1/00)
   (United Kingdom)
B1           11.00%     10/01/07    $ 20,500        $
16,912,500
United Int'l. Holdings, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/15/03)
B3           10.75       2/15/08      56,500
34,465,000

--------------

365,242,787
------------------------------------------------------------
------------------------------------------------------------
------
Capital Goods--0.2%
Brand Scaffold Svcs., Inc., Sr. Notes
B3           10.25       2/15/08       7,900
8,018,500
Interlake Corp., Sr. Sub. Deb.
B3           12.125      3/01/02       1,500
1,530,000
Thermadyne Holdings, Sr. Disc. Deb., Zero Coupon (until
   6/1/03)
Caa          12.50       6/01/08       2,000
1,110,000

--------------

10,658,500
------------------------------------------------------------
------------------------------------------------------------
------
Casinos--4.5%
Aladdin Gaming, Sr. Disc. Notes, Zero Coupon (until
   3/1/03)
CCC+(a)      13.50       3/01/10      38,500
17,325,000
Boyd Gaming Corp., Sr. Sub. Notes
B1            9.50       7/15/07      32,375
33,508,125
Fitzgeralds Gaming Corp., Sr. Sec'd. Notes
B3           12.25      12/15/04      14,000
13,580,000
Grand Casinos, Inc.,
   First Mtge. Notes
Ba3          10.125     12/01/03      35,050
38,204,500
   Sr. Notes
B2            9.00      10/15/04      13,750
14,987,500
Horseshoe Gaming LLC., Sr. Sub. Notes
B3            9.375      6/15/07      22,100
23,398,375
Lady Luck Gaming Finance Corp., First Mtge. Notes
B2           11.875      3/01/01       2,000
2,075,000
Majestic Star Casino LLC., Sr. Notes
B(a)         12.75       5/15/03       1,250
1,370,312
Trump Atlantic City Assocs.,
   First Mtge. Notes
B1           11.25       5/01/06      44,850
43,529,125
Trumps Castle Funding, Inc., First Mtge. Notes
Caa          11.75      11/15/03       5,000
4,687,500
Venetian Casino Resort LLC., First Mtge. Notes
NR           12.25      11/15/04      10,000
10,325,000

--------------

202,990,437
------------------------------------------------------------
------------------------------------------------------------
------
Chemicals--2.0%
Borden Chemical & Plastics Oper., Sr. Notes
Ba2           9.50       5/01/05       1,000
1,000,000
Huntsman Corp., Sr. Sub. Notes
B2            9.50       7/01/07      30,000
30,225,000
Polymer Group, Inc., Sr. Sub. Notes
B2            8.75       3/01/08      14,000
13,965,000
Sterling Chemical Holdings, Inc.,
   Sr. Sub. Notes
B3           11.75       8/15/06      10,000
10,000,000
   Sr. Disc. Notes, Zero Coupon (until 8/15/01)
Caa          13.50       8/15/08      21,000
11,970,000
Terra Industries, Inc., Sr. Notes
Ba3          10.50       6/15/05      24,100
25,967,750

--------------

93,127,750

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Computer Services--1.0%
Universal Computer Holdings,
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B2           9.875%      2/15/08     $22,850        $
14,452,625
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B3          11.38        2/15/09       7,300
4,489,500
Viasystems, Inc., Sr. Sub. Notes
B3           9.75        6/01/07      24,500
25,480,000

--------------

44,422,125
------------------------------------------------------------
------------------------------------------------------------
------
Consumer Products--2.4%
American Banknote Corp., Sr. Sub. Notes
NR          11.25       12/01/07       8,500
8,287,500
Consumers Int'l., Inc., Sr. Sec'd. Notes
Ba3         10.25        4/01/05      16,600
17,886,500
Corning Consumer Prod. Co., Sr. Sub. Notes
B3           9.625       5/01/08      14,500
14,391,250
Desa Int'l., Inc., Sr. Sub. Notes
B3           9.875      12/15/07      11,500
11,270,000
Doskocil, Inc., Sr. Sub. Notes
B3          10.125       9/15/07       8,000
8,380,000
Holmes Prod. Corp., Sr. Sub. Notes
B3           9.875      11/15/07       9,825
10,119,750
Pierce Leahy Command Co., Sr. Notes
B3           8.125       5/15/08       6,250
6,179,688
Revlon Consumer Prod. Corp., Sr. Sub. Notes
B3           8.625       2/01/08      15,000
15,000,000
Sealy Mattress Co.,
   Sr. Sub. Disc. Notes, Zero Coupon (until 12/15/02)
B3          10.875      12/15/07      10,000
6,500,000
   Sr. Sub. Notes
B3           9.875      12/15/07       4,750
4,845,000
Waste Systems Int'l., Inc., Sub. Notes
NR           7.00        5/13/05       6,000
6,075,000

--------------

108,934,688
------------------------------------------------------------
------------------------------------------------------------
------
Drugs & Health Care--7.3%
Abbey Healthcare Group, Inc., Sr. Sub. Notes
B3            9.50      11/01/02       2,500
2,475,000
Alaris Med. Systems, Inc., Sr. Sub. Notes
B3            9.75      12/01/06      18,375
18,972,187
Alliance Imaging, Inc., Sr. Sub. Notes
B3            9.625     12/15/05      10,000
10,300,000
Dade Int'l., Inc., Sr. Sub. Notes
B3           11.125      5/01/06      40,510
45,776,300
Fresenius Med Care Capital Trust,
   Gtd. Notes
NR            9.00      12/01/06      63,090
65,140,425
   Gtd. Notes
NR            7.875      2/01/08      13,300
13,067,250
Grahm Field Health Prod., Inc., Sr. Sub Notes
B3            9.75       8/15/07      11,890
10,701,000
Integrated Health Svcs., Inc.,
   Sr. Sub. Notes
B2           10.25       4/30/06      37,500
40,359,375
   Sr. Sub. Notes
B2            9.50       9/15/07      19,000
19,902,500
   Sr. Sub. Notes
B2            9.25       1/15/08       5,000
5,193,750
Magellan Health Svcs, Inc., Sr. Sub. Notes
B3            9.00       2/15/08      38,500
38,211,250
Medaphis Corp., Sr. Notes
B2            9.50       2/15/05      12,000
11,640,000
Mediq, Inc., Sr. Sub. Notes
B3           11.00       6/01/08       4,500
4,612,500
Paragon Health Network, Inc.,
   Sr. Sub. Notes, Zero Coupon (until 11/1/02)
B3           10.50      11/01/07      25,900
17,094,000
   Sr. Sub. Notes
B3            9.50      11/01/07       5,000
5,075,000
Tenet Healthcare Corp., Sr. Sub. Notes
Ba3           8.625      1/15/07      23,500
24,087,500

--------------

332,608,037

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Energy--7.1%
AES Corp.,
   Sr. Sub. Notes
Ba1          10.25%      7/15/06    $ 25,000        $
27,187,500
   Sr. Sub. Exch.
Ba1           8.375      8/15/07      10,000
10,100,000
   Sr. Sub. Notes
NR            8.50      11/01/07      20,000
20,250,000
Anker Coal Group, Inc., Sr. Notes
B3            9.75      10/01/07      13,750
12,375,000
Bayard Drilling Technologies, Sr. Notes
B2           11.00       6/30/05       7,500
7,518,750
Benton Oil & Gas Co., Sr. Notes
B2           11.625      5/01/03      11,300
12,034,500
Chesapeake Energy Corp., Sr. Notes
B1            9.625      5/01/05      14,000
14,035,000
Chiles Offshore Corp. LLC., Sr. Notes
B3           10.00       5/01/08       4,500
4,331,250
Cliffs Drilling Co.,
   Sr. Notes
B1           10.25       5/15/03      12,800
13,626,000
DI Industies, Inc., Sr. Notes
B1            8.875      7/01/07       9,750
9,360,000
Forcenergy, Inc., Sr. Sub. Notes
B2            9.50      11/01/06      10,000
10,100,000
Gothic Prod. Corp., Sr. Sec'd. Notes
B3           11.125      5/01/05       9,500
9,025,000
Grant Geophysical, Inc., Sr. Notes
B3            9.75       2/15/08      10,000
9,925,000
Great Lakes Carbon Corp.,
   Sr. Sub. Notes
B3           10.25       5/15/08       5,000
5,050,000
   Sr. Disc. Deb., Zero Coupon (until 5/15/03)
B-(a)        13.125      5/15/09       7,200
3,924,000
Grey Wolf, Inc., Sr. Notes
B1            8.875      7/01/07       4,100
3,936,000
Houston Expl. Co., Sr. Sub. Notes
B2            8.625      1/01/08       7,000
7,000,000
McDermott J. Ray, Sr. Sub. Notes
B1            9.375      7/15/06      27,850
29,381,750
Ocean Rig, Gtd. Sr. Sec'd. Notes
B3           10.25       6/01/08      16,000
15,200,000
Parker Drilling Co.,
   Gtd. Sr. Sub. Notes
B+(a)         9.75      11/15/06       1,400
1,431,500
   Sr. Notes
B1            9.75      11/15/06      13,600
13,940,000
Plains Resources, Inc., Sr. Sub. Notes
B2           10.25       3/15/06      11,000
11,742,500
Pogo Producing Co., Sr. Sub. Notes
B1            8.75       5/15/07      15,600
15,834,000
Snyder Oil Corp., Sr. Sub. Notes
B2            8.75       6/15/07       9,000
9,045,000
Tesoro Petroleum Corp., Sr. Sub. Notes
NR            9.00       7/01/08      19,000
19,023,750
Vintage Petroleum, Inc.,
   Sr. Sub. Notes
B1            9.00      12/15/05      10,000
10,250,000
   Sr. Sub. Notes
B1            8.625      2/01/09      16,185
16,346,850

--------------

321,973,350
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services--2.3%
Americredit Corp.,
   Gtd. Sr. Sub. Notes
Ba2           9.25       2/01/04      19,100
19,482,000
Amresco Mtg., Inc., Sr. Sub. Notes
B2            9.875      3/15/05      10,700
10,807,000
Delta Financial Corp., Sr. Notes
B1            9.50       8/01/04      11,150
11,038,500
First Nationwide Holdings, Inc., Sr. Sub. Notes
Ba3          10.625     10/01/03      16,000
18,080,000
Fugi JGB Investment, LLC.
Baa2          9.87      12/31/49       8,250
7,290,938
Nationwide, Inc., Sr. Sub. Notes
B3           10.25       1/15/08       6,500
6,532,500

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Financial Services (cont'd.)
PX Escrow Corp., Sr. Disc. Notes, Zero Coupon (until
   2/1/02)
B3           9.625%      2/01/06     $24,100        $
17,352,000
SB Treasury Co.
Baa1         9.40       12/29/49      14,500
14,373,125

--------------

104,956,063
------------------------------------------------------------
------------------------------------------------------------
------
Food & Beverage--3.1%
Ameriserve Food Dist., Inc., Sr. Sub. Notes
B3          10.125       7/15/07      37,945
39,273,075
Cott Corp., Sr. Notes
Ba3          8.50        5/01/07       4,500
4,365,000
Curtice Burns Foods, Inc., Sr. Sub. Notes
B3          12.25        2/01/05      21,080
22,977,200
Envirodyne Industries, Inc., Sr. Notes
B3          10.25       12/01/01      10,000
9,950,000
Favorite Brands Int'l., Inc., Sr. Notes
B3          10.75        5/15/06       7,750
7,827,500
Foodmaker, Inc., Sr. Sub. Notes
B1           8.375       4/15/08       3,500
3,504,375
Fresh Foods, Inc., Sr. Notes
B3          10.75        6/01/06       8,200
8,210,250
Grupo Azucarero Mexico S.A., Sr. Notes
B3          11.50        1/15/05      10,000
8,300,000
Packaged Ice, Inc., Sr. Notes
B3           9.75        2/01/05       8,500
8,585,000
PSF Holdings, LLC., Sr. Sec'd. Notes, (cost $11,050,490;
   purchased 5/20/94 and 5/8/97)
NR          11.00        9/17/03      11,050(b)
11,934,529
Purina Mills, Inc., Sr. Sub. Notes
B2           9.00        3/15/10      14,700
15,104,250

--------------

140,031,179
------------------------------------------------------------
------------------------------------------------------------
------
Industrials--2.6%
Allied Waste Industries, Inc., Sr. Disc. Notes,
   Zero Coupon (until 6/1/02)
B3           11.30       6/01/07      29,750
21,866,250
Alpha Shipping, Sr. Notes
B1            9.50       2/15/08      16,000
15,080,000
Anchor Lamina, Inc., Sr. Sub. Notes
B3            9.875      2/01/08      13,500
13,162,500
Eagle Picher Holdings, Inc., Sr. Sub. Notes
B3            9.375      3/01/08       9,500
9,547,500
Insilco Corp., Sr. Sub. Notes
B3           10.25       8/15/07      12,800
13,184,000
International Util. Structures, Inc., Sr. Sub. Notes
B-(a)        10.75       2/01/08       4,900
4,949,000
Simonds Industries, Inc., Sr. Sub. Notes
B3           10.25       7/01/08       3,500
3,500,000
Thermadyne Mfg., Sr. Sub. Notes
B3            9.875      6/01/08      12,000
12,090,000
Trench Electric S.A., Gtd. Sr. Sub. Notes (Netherlands)
B3           10.25      12/15/07      23,000
23,287,500

--------------

116,666,750
------------------------------------------------------------
------------------------------------------------------------
------
Leisure & Tourism--2.6%
Ballys Health & Tennis Corp., Sr. Sub. Notes
B3            9.875     10/15/07      11,500
11,845,000
Empress Entertainment, Inc., Sr. Sub. Notes
B1            8.125      7/01/06       3,000
3,007,500
Extended Stay America, Inc., Sr. Sub. Notes
B2            9.15       3/15/08      16,000
15,760,000
Hedstrom Corp., Sr. Sub. Notes
B3           10.00       6/01/07       9,400
9,635,000
Hedstrom Holdings, Inc., Sr. Disc. Notes
Caa         Zero         6/01/09       3,400
2,142,000
HMC Acquisition Properties, Inc., Sr. Notes
Ba3           9.00      12/15/07      21,760
23,609,600
HMH Properties, Inc., Sr. Sec'd. Notes
Ba3           9.50       5/15/05       1,700
1,848,750

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     8

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Leisure & Tourism (cont'd.)
Hollywood Theaters, Inc., Gtd. Sr. Sub. Notes
B3          10.625%      8/01/07     $ 8,000        $
8,300,000
Outboard Marine Corp., Sr. Notes
   (cost $6,000,000; purchased 5/21/98)
B3          10.75        6/01/08       6,000(b)
6,060,000
Premier Cruise Ltd., Sr. Notes
B3          11.00        3/15/08      13,000
8,710,000
Premier Parks, Inc., Sr. Disc. Notes, Zero Coupon (until
   4/1/03)
B3          10.00        4/01/08      12,250
8,115,625
Six Flags Entertainment Corp., Gtd., Sr. Notes
B3           8.875       4/01/06       7,300
7,373,000
Town Sports Int'l., Inc., Sr. Notes
B2           9.75       10/15/04      13,450
13,517,250

--------------

119,923,725
------------------------------------------------------------
------------------------------------------------------------
------
Miscellaneous Services--1.7%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero Coupon (until
   10/1/98)
NR          13.00       10/01/06       9,300
7,765,500
Color Spot Nurseries, Sr. Sub. Notes
B-(a)       10.50       12/15/07      12,000
11,340,000
Continental Global Group, Inc., Sr. Notes
B2          11.00        4/01/07      10,000
10,400,000
Kindercare Learning Center, Inc., Sr. Sub. Notes
B3           9.50        2/15/09      21,875
21,984,375
Louisiana Petite Academy, Inc., Sr. Notes
B3          10.00        5/15/08       5,000
5,050,000
Sinking Fund Holdings Group, Inc., Sr. Disc. Notes,
   Zero Coupon (until 3/15/03)
B-(a)       12.75        3/15/08      16,500
8,827,500
United Stationer Supply Co., Sr. Sub. Notes
B1          12.75        5/01/05      12,000
13,680,000

--------------

79,047,375
------------------------------------------------------------
------------------------------------------------------------
------
Paper & Forest Products--1.7%
Gaylord Container Corp., Sr. Sub. Notes
B-(a)         9.875      2/15/08       2,700
2,592,000
Graham Packaging Holdings Co.,
   Sr. Sub. Notes
B3            8.75       1/15/08       7,150
7,132,125
   Sr. Disc. Notes, Zero Coupon (until 1/15/03)
B-(a)        10.75       1/15/09      15,925
9,913,313
Indah Kiat Fin Mauritius Ltd., Gtd., Sr. Notes
   (Indonesia)
B2           10.00       7/01/07      17,000
11,560,000
Millar Western Prod. Ltd., Sr. Notes
B3            9.875      5/15/08      10,000
9,800,000
Moll Industries, Inc., Sr. Sub. Notes
B3           10.50       7/01/08       4,250
4,335,000
Stone Container Corp., Sr. Sub. Deb.
B3           12.25       4/01/02      12,000
12,420,000
Tekni Plex, Inc., Sr. Sub. Notes
B3            9.25       3/01/08      17,550
17,550,000

--------------

75,302,438
------------------------------------------------------------
------------------------------------------------------------
------
Real Estate--0.6%
CB Richards Ellis Svcs., Inc., Sr. Sub. Notes
Ba3           8.875      6/01/06      13,500
13,398,750
Saul B F Real Estate Investment Trust, Sr. Sec'd. Notes
B-(a)         9.75       4/01/08      13,000
12,870,000

--------------

26,268,750
------------------------------------------------------------
------------------------------------------------------------
------
Retail--2.6%
Big 5 Corp., Sr. Notes
B2           10.875     11/15/07      20,900
21,736,000
Big 5 Holdings Corp., Sr. Disc. Notes, Zero Coupon (until
   11/30/02)
NR           13.45      11/30/08      10,000
5,600,000
Cole National Group, Inc., Sr. Sub. Notes
B1            9.875     12/31/06      16,200
17,496,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     9

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Retail (cont'd.)
Duane Reade, Inc., Sr. Sub. Notes
B3            9.25%      2/15/08    $  4,480        $
4,536,000
Franks Nursery & Crafts, Inc., Sr. Sub. Notes
B3           10.25       3/01/08      17,400
17,530,500
French Fragrances, Inc., Sr. Notes
B2           10.375      5/15/07      18,580
19,769,950
Pamida, Inc., Sr. Sub. Notes
Caa          11.75       3/15/03      10,000
10,350,000
Phar Mor, Inc., Sr. Notes
B3           11.72       9/11/02       1,197
1,256,850
Syratech Corp., Sr. Notes
B3           11.00       4/15/07       8,475
7,542,750
U.S. Office Prod. Co., Sr. Sub. Notes
B3            9.75       6/15/08      12,000
11,880,000

--------------

117,698,050
------------------------------------------------------------
------------------------------------------------------------
------
Steel & Metals--4.8%
AK Steel Corp., Sr. Notes
Ba2           9.125     12/15/06      11,200
11,704,000
Doe Run Res. Corp., Sr. Notes
B2           11.25       3/15/05      10,000
10,100,000
Great Central Mines Ltd., Sr. Notes
Ba2           8.875      4/01/08      10,000
9,825,000
International Wire Group, Inc., Sr. Sub. Notes
B3           11.75       6/01/05      18,500
20,350,000
Jorgensen (Earle M) Co., Sr. Notes
B3            9.50       4/01/05       6,500
6,305,000
Metals USA, Inc., Sr. Sub. Notes
B2            8.625      2/15/08       5,000
4,825,000
P & L Coal Holdings Corp.,
   Sr. Sub. Notes
B2            9.625      5/15/08       6,500
6,670,625
   Sr. Notes
Ba3           8.875      5/15/08      24,000
24,690,000
Pohang Iron & Steel Ltd.
Ba1           7.125      7/15/04      14,000
11,246,340
Renco Steel Holdings, Inc., Sr. Sec'd. Notes
NR           10.875      2/01/05      11,200
11,228,000
Silgan Holdings, Inc., Sr. Sub. Deb.
B1            9.00       6/01/09      13,000
13,455,000
Steel Heddle Mfg. Co., Sr. Sub. Notes
B3           10.625      6/01/08       4,500
4,511,250
UCAR Global Enterprises, Inc., Sr. Sub. Notes
B1           12.00       1/15/05       4,250
4,621,875
WCI Steel, Inc., Sr. Sec'd. Notes
B2           10.00      12/01/04      39,600
40,689,000
Wheeling Pittsburgh Corp., Sr. Notes
B2            9.25      11/15/07      19,650
20,043,000
WHX Corp., Sr. Notes
B3           10.50       4/15/05      15,500
15,693,750

--------------

215,957,840
------------------------------------------------------------
------------------------------------------------------------
------
Supermarkets--0.5%
Pantry, Inc., Gtd. Sr. Sub. Notes
B3           10.25      10/15/07      22,250
22,639,375
------------------------------------------------------------
------------------------------------------------------------
------
Technology--1.4%
Anacomp, Inc., Sr. Sub. Notes
B3           10.875      4/01/04      12,000
12,660,000
Details Holding Corp., Sr. Disc. Notes, Zero Coupon
   (until 11/15/02)
NR           12.50      11/15/07      16,200
9,963,000
Details, Inc., Sr. Sub. Notes
B3           10.00      11/15/05      11,375
11,318,125
DII Group, Inc., Sr. Sub. Notes
B1            8.50       9/15/07      11,500
11,270,000
MCMS, Inc., Sr. Sub. Notes
B3            9.75       3/01/08      14,000
12,880,000
Zilog, Inc., Sr. Sec'd. Notes
B2            9.50       3/01/05       9,000
6,390,000

--------------

64,481,125

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     10

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications--16.3%
21st Century Telecom Group, Inc., Sr. Disc. Notes,
   Zero Coupon (until 2/15/03)
NR           12.25%      2/15/08    $ 11,500        $
6,497,500
Allegiance Telecom, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/15/03)
NR           11.75       2/15/08      14,200
7,100,000
Arch Communications Group, Inc., Sr. Notes
NR           12.75       7/01/07       3,000
3,022,500
Barak ITC Int'l. Telecom, Sr. Disc. Notes, Zero Coupon
   (until 11/15/02)
   (Israel)
B3           12.50      11/15/07      36,500
21,443,750
Bell Technology Group Ltd., Sr. Notes
NR           13.00       5/01/05       8,500
8,585,000
Bestel S.A. De CV, Sr. Disc. Notes, Zero Coupon (until
   5/15/01)
NR           12.75       5/15/05       9,000
6,075,000
Birch Telecom, Inc., Sr. Notes
NR           14.00       6/15/08       5,000
5,006,250
Cellnet Data Systems, Inc., Sr. Disc. Notes,
   Zero Coupon (until 10/1/02)
   (cost $14,757,683; purchased 9/24/97 and 10/13/97)
NR           14.00      10/01/07      27,000 (b)(d)
14,580,000
Centennial Cellular Corp., Sr. Notes
Ba3          10.125      5/15/05         750
840,000
Communication Cellular, S.A., Sr. Def'd. Bonds,
   Zero Coupon (until 11/15/00) (Columbia)
B3           13.125     11/15/03      34,750
26,931,250
Crown Castle Int'l. Corp., Sr. Disc. Notes,
   Zero Coupon (until 11/15/02)
B3           10.625     11/15/07      10,000
6,800,000
Dialog Corp., Sr. Sub. Notes (United Kingdom)
B3           11.00      11/15/07      18,000
19,710,000
DTI Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until
   3/1/03)
NR           12.50       3/01/08       7,250
3,915,000
Econophone, Inc., Sr. Disc. Notes, Zero Coupon (until
   2/15/03)
NR           11.00       2/15/08      16,000
9,120,000
Firstworld Communications, Inc., Sr. Disc. Notes
NR           13.00       4/15/08      16,750
7,453,750
Focal Communications Corp., Sr. Disc. Notes,
   Zero Coupon (until 2/15/03)
NR           12.125      2/15/08      10,000
5,950,000
Geotek Communications, Inc., Sr. Conv. Notes, PIK, Zero
   Coupon (until 4/15/03)
NR           12.00       2/15/01      12,000 (e)
3,000,000
Global Telesystems Group, Inc., Sr. Notes
B-(a)         9.875      2/15/05      10,300
10,454,500
Grupo Iusacell S.A. De CV, Sr. Notes
B2           10.00       7/15/04      15,650
15,728,250
GST Equipment, Inc., Sr. Sec'd. Notes
NR           13.25       5/01/07      10,000
11,500,000
GST Network Funding, Inc., Sr. Disc. Notes,
   Zero Coupon (until 5/1/03)
NR           10.50       5/01/08       6,500
3,916,250
GST Telecommunications, Inc.,
   Conv. Sr. Disc. Notes, Zero Coupon (until 12/15/00)
NR           13.875     12/15/05       2,262
2,386,410
   Sr. Sub. Notes
NR           12.75      11/15/07       8,200
9,471,000
GST USA, Inc., Sr. Disc. Notes, Zero Coupon (until
   12/15/00)
NR           13.875     12/15/05      16,096
13,037,760
Hyperion Telecommunications Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/01)
B3           13.00       4/15/03       6,150
4,581,750
ICG Holdings, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 9/15/00)
NR           13.50       9/15/05       3,800
3,239,500
   Sr. Disc. Notes, Zero Coupon (until 5/1/03)
NR            9.875      5/01/08      14,500
8,482,500
IDT Corp., Sr. Notes
NR            8.75       2/15/06      14,900
14,304,000
Impsat Corp.,
   Sr. Notes
B1           12.125      7/15/03      13,500
13,635,000
   Sr. Notes
B2           12.375      6/15/08      12,000
12,180,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     11

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Intermedia Cap. Partners L.P., Sr. Notes
B2           11.25%      8/01/06    $ 30,250        $
33,804,375
Intermedia Communications of Florida,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)
B2           12.50       5/15/06      22,500
18,393,750
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)
B2           11.25       7/15/07      20,750
15,147,500
   Sr. Notes
B2            8.60%      6/01/08       3,000
3,037,500
International Wireless Communications, Inc., Sr. Disc.
   Notes
   (cost $5,300,862; purchased 8/9/96 and 9/13/96)
NR          Zero         8/15/01       8,000 (b)(d)
1,360,000
IPC Information Systems, Inc., Sr. Disc. Notes,
   Zero Coupon (until 11/1/01)
B3           10.78       5/01/08      16,000
11,120,000
Iridium Cap. Corp.,
   Gtd. Notes
B3           14.00       7/15/05       5,000
5,550,000
   Gtd. Notes
B3           10.875      7/15/05       3,750
3,721,875
Jordan Telecommunication Prod., Sr. Sub. Notes
B3            9.875      8/01/07      10,000
10,200,000
Level 3 Commerce, Inc., Sr. Notes
B3            9.125      5/01/08       2,500
2,431,250
Long Distance Int'l., Inc., Sr. Notes
NR           12.25       4/15/08       6,500
6,467,500
Mastec, Inc., Sr. Sub. Notes
Ba3           7.75       2/01/08      19,500
18,622,500
McLeod, Inc., Sr. Notes
B2            9.25       7/15/07      15,000
15,600,000
Metronet Communications Corp., Sr. Disc. Notes,
   Zero Coupon (until 6/15/03)
B3            9.95       6/15/08      27,000
16,706,250
MJD Comm., Inc., Sr. Sub. Notes
B3            9.50       5/01/08       7,250
7,413,125
Netia Holdings BV, (Poland)
   Gtd. Sr. Disc. Notes, Zero Coupon (until 11/1/01)
B3           11.00      11/01/07      12,500
8,312,500
   Gtd. Sr. Notes
B3           10.25      11/01/07      11,000
10,560,000
Nextel Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 2/15/99)
B2            9.75       8/15/04      28,000
27,230,000
   Sr. Disc. Notes, Zero Coupon (until 10/31/02)
B2            9.75      10/31/07      50,000
32,625,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/03)
B2            9.95       2/15/08      32,600
20,782,500
Nextlink Communications, Inc., Sr. Disc. Notes,
   Zero Coupon (until 4/15/03)
B3            9.45       4/15/08      10,500
6,431,250
Omnipoint Corp.,
   Sr. Notes
B3           11.625      8/15/06       3,000
3,180,000
Onepoint Communications Corp., Sr. Notes
NR           14.50       6/01/08       7,000
6,580,000
Pagemart Nationwide, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/01/00)
B3           15.00       2/01/05      23,000
20,930,000
Pagemart Wireless, Inc., Sr. Disc. Notes, Zero Coupon
   (until 2/01/03)
NR           11.25       2/01/08      37,900
22,740,000
Paging Network, Inc.,
   Sr. Sub. Notes
B2            8.875      2/01/06       2,625
2,572,500
   Sr. Sub. Notes
B2           10.00      10/15/08      16,450
16,984,625
Price Communications Wireless,
   Sr. Sec'd. Notes
Ba3           9.125     12/15/06      15,000
15,000,000
   Sr. Sub. Notes
B3           11.75       7/15/07      10,000
10,950,000
PTC Int'l. Fin BV, Gtd. Sr. Sub. Disc. Notes
B3          Zero         7/01/07      19,250
13,090,000

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description
Rating      Rate         Date        (000)            (Note
1)
------------------------------------------------------------
------------------------------------------------------------
------
Telecommunications (cont'd.)
Qwest Communications Int'l., Inc., Sr. Disc. Notes,
   Zero Coupon (until 10/15/02)
Ba1           9.47%     10/15/07    $  5,500        $
4,125,000
RCN Corp., Sr. Disc. Notes, Zero Coupon (until 11/15/02)
B3           11.125     10/15/07      16,000
10,280,000
RSL Communications, Sr. Disc. Notes, Zero Coupon (until
   3/1/03)
B3           10.125      3/01/08       4,000
2,370,000
Rural Cellular Corp., Sr. Sub. Notes
B3            9.625      5/15/08      16,000
15,920,000
Star Choice Communications, Sr. Sec'd. Notes
B3           13.00      12/15/05       5,000
5,100,000
U.S. Exchange LLC., Sr. Notes
NR           15.00       7/01/08       7,000
7,140,000
Versatel Telecom BV, Sr. Notes
NR           13.25       5/15/08       9,000
9,450,000
Viatel, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 4/15/03)
NR           12.50       4/15/08       8,400
5,145,000
   Sr. Notes
NR           11.25       4/15/08       4,050
4,262,625
WamNet, Inc., Sr. Disc. Notes, Zero Coupon (until 3/1/02)
NR           13.25       3/01/05      10,100
6,363,000

--------------

736,646,545
------------------------------------------------------------
------------------------------------------------------------
------
Textiles--1.0%
Cluett American Corp., Sr. Sub. Notes
B3           10.125      5/15/08       9,750
9,676,875
Foamex L.P. Cap. Corp., Sr. Sub. Notes
B3            9.875      6/15/07      12,550
13,805,000
Phillips Van Heusen Corp., Sr. Sub. Notes
B1            9.50       5/01/08       9,000
8,955,000
Worldtex, Inc., Sr. Notes
B1            9.625     12/15/07      15,000
15,000,000

--------------

47,436,875
------------------------------------------------------------
------------------------------------------------------------
------
Transportation/Trucking/Shipping--2.5%
American Commercial Lines, Sr. Notes
B1           10.25       6/30/08      15,000
15,225,000
Autopistas Del Sol S.A., Sr. Notes
NR           10.25       8/01/09      10,000
9,750,000
Ermis Maritime Holdings Ltd., First Mtge.
B3           12.50       3/15/06      10,800
10,475,806
Espirito Santo Centrais Electric, Sr. Notes (Luxembourg)
B1           10.00       7/15/07      20,500
17,630,000
Holt Group, Inc., Sr. Notes
B+(a)         9.75       1/15/06       8,320
8,153,600
Kitty Hawk, Inc., Gtd. Notes
B1            9.95      11/15/04      22,505
23,405,200
MRS Logistica S.A., Sr. Notes (Brazil)
B(a)         10.625      8/15/05      10,000
8,500,000
Stena AB, (Sweden)
   Sr. Notes
Ba2           8.75       6/15/07       7,000
7,000,000
   Sr. Notes
B1           10.625      6/01/08      11,500
11,643,750

--------------

111,783,356
------------------------------------------------------------
------------------------------------------------------------
------
Waste Management--0.8%
Allied Waste Industries, Inc., Sr. Sub. Notes
B2           10.25      12/01/06      23,400
25,681,500
Companhia De Saneamento Basico, Notes (Mexico)
NR           10.00       7/28/05      10,000
8,700,000

--------------

34,381,500

--------------
Total corporate bonds (cost $4,068,667,275)
4,114,419,498

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Portfolio of Investments
as of June 30, 1998 (Unaudited)               PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------

Value
Description                        Shares             (Note
1)
------------------------------------------------------------
PREFERRED STOCKS--4.1%
Adelphia Communications Corp.,
  $13.00                             51,500        $
6,180,000
California Fed. Corp., $9.125     1,822,245
49,770,067
Cendant Corp., $7.50                 20,000
748,750
Chesapeake Energy Corp., $7.00      110,000
4,675,000
Concentric Network Corp., $13.50      8,000
7,960,000
CSC Holdings, Inc.,
   Ser. 1995K-1, $11.125             78,084
8,940,564
   Ser. 1995K-2, $11.125              3,632
41,580,675
   Ser. 1995K-4, $11.75             128,343
14,791,552
Eagle Picher Holdings, Inc.,
  $11.75                              1,530
8,797,500
GPA Group plc, Conv.                 13,200
7,522,574
Hyperion Telecommunications,
  Inc., $12.875                         279
27,687
Paxson Communications Corp., Jr.,
  $13.25                              1,400
14,000,000
Primedia, Inc., $8.625              117,000
11,466,000
Rural Cellular Corp., $11.375         4,000
4,020,000
Viasystems Group, Inc., 8.%         156,060
3,199,230
                                                   ---------
-----
Total preferred stocks
  (cost $163,150,777)
183,679,599
                                                   ---------
-----
------------------------------------------------------------
COMMON STOCKS(c)--0.3%
Cellnet Data Systems, Inc.
  (cost $1,080; purchased
  6/25/97)                          216,000 (b)
2,092,500
Coinstar, Inc.                       65,100
602,175
Dr Pepper Bottling Co., Cl. A        72,580
2,032,240
Envirosource, Inc.                   61,190
1,070,827
Gaylord Container Corp., Cl. A       82,735
636,025
Hedstrom Holdings, Inc.             206,223
257,779
Nextel Communications, Inc.         135,298
3,365,538
Pagemart Nationwide, Inc.            71,750
645,750
Peachtree Cable Assn., Ltd.          31,559
239,217
SF Holdings Group, Inc.              33,000
0
Time Warner, Inc.                     2,430
207,613
                                                   ---------
-----
Total common stocks
  (cost $8,122,009)
11,149,664
                                                   ---------
-----
------------------------------------------------------------
Common Trust Units(c)--0.3%            Units
PSF Holdings, LLC (cost
  $15,959,021;
  purchased - 5/20/94)              951,717 (b)(f)
15,389,467
                                                   ---------
-----
WARRANTS(c)--0.3%
Aladdin Gaming, expiring 3/1/10     385,000        $
0
Allegiance Telecom, Inc.,            14,200
  expiring 2/15/08
35,500
American Banknote Corp.,              8,500
  expiring 12/1/07
85,000
American Mobile Satellite Corp.,      7,750
  expiring 4/1/08
0
Bell Technology Group Ltd.,           8,500
  expiring 1/1/49
0
Bestel S.A. De CV, expiring           9,000
  5/15/05
0
Birch Telecom, Inc., expiring         5,000
  6/15/08
0
Cellnet Data Systems, Inc.,
  expiring 9/15/07
  (cost $0; purchased 9/24/97
  and 10/13/97)                      44,455 (b)(d)
1,333,650
Clearnet Communications, Inc.,
  expiring 9/15/05                   66,495
598,455
Comcel, expiring 11/15/03            29,000
2,030,000
Ermis Maritime Holdings Ltd.,         9,818
  expiring 3/15/16
0
Firstworld Communications, Inc.,     16,750
  expiring 4/15/08
0
Foamex JPS Automotive L.P.,
  expiring 7/1/99                    20,250 (d)
405,000
Gaylord Container Corp.,
  expiring 11/1/02                  417,518
3,079,195
Heartland Wireless Comm., Inc.,
  expiring 12/31/00                  39,000
0
Intelcom Group, Inc., expiring      127,809
  9/15/05
3,195,225
Intermedia Communications of
  Florida,
  expiring 6/1/00
  (cost $0; purchased 5/25/95)       11,250 (b)
1,743,750
International Wireless
  Communications, Inc.,
  expiring 8/15/01
  (cost $0; purchased 8/9/96
  and 9/13/96)                        8,000 (b)(d)
0
Long Distance Int'l., Inc.,           6,500
  expiring 4/15/08
  (cost $0; purchased 8/9/96
  and 9/13/96)
0
Onepoint Communications Corp.,
  expiring 6/1/08                     7,000
0
President Riverboat Casinos,
  Inc., expiring 9/30/99             44,150
883

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Portfolio of Investments
as of June 30, 1998 (Unaudited)         PRUDENTIAL HIGH
YIELD FUND, INC.
------------------------------------------------------------

Value
Description                       Warrants            (Note
1)
------------------------------------------------------------
WARRANTS (cont'd)
Price Communications Cellular
  Corp., expiring 8/1/07             17,200        $
447,200
Primus Telecommunications Group,
  expiring 8/1/04                    12,250 (d)
245,000
Star Choice Communications,
  expiring 12/15/05
  (cost $0; purchased 4/15/98)      115,800 (b)
45,628
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08                    5,450
130,800
United Int'l. Holdings, Inc.,
  expiring 11/15/99                  44,500        $
667,500
USN Communications, Inc.,
  expiring 10/15/06                  92,500
1,110,000
Versatel Telecom BV, expiring         9,000
  5/15/08
0
Viatel, Inc., expiring 4/15/10       60,722
0
WamNet, Inc., expiring 3/1/05        30,300
0
                                                   ---------
-----
Total warrants (cost $832,019)
15,152,786
                                                   ---------
-----
Total long-term investments (cost
  $4,256,731,101)
$4,339,791,014
                                                   ---------
-----

------------------------------------------------------------
------------------------------------------------------------
------

Principal

Interest    Maturity      Amount             Value

Rate        Date         (000)            (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
SHORT-TERM INVESTMENTS--3.2%
------------------------------------------------------------
------------------------------------------------------------
------
Commercial Paper--3.2%
General Electric Cap. Corp.
5.52%       8/19/98     $14,000        $   13,871,200
Conagra, Inc.
6.02        7/10/98      15,543            15,519,608
Detroit Edison Co.
7.00        7/01/98       5,000             5,000,000
Enron Oil & Gas
7.00        7/01/98      26,847            26,847,000
Lehman Brothers Holdings, Inc.
6.40        7/01/98      57,689            57,689,000
Public Service Electric & Gas Co.
7.00        7/01/98       5,000             5,000,000
Public Service Electric & Gas Co.
5.80        7/09/98       2,150             2,147,229
Textron Financial
5.71        7/10/98       3,853             3,847,500
Textron Financial
5.71        7/13/98      15,500            15,470,498

--------------
Total commercial paper (cost $145,415,648)
145,392,035

--------------
------------------------------------------------------------
------------------------------------------------------------
------


Value
Warrants
Warrants           (Note 1)
------------------------------------------------------------
------------------------------------------------------------
------
American Telecasting, Inc., expiring 6/15/99
41,000                   410
Nextel Communications, Inc.,
   expiring 12/15/98
14,273                   143
   expiring 4/25/99
7,000                 8,120

--------------
Total warrants (cost $0)
8,673

--------------
Total short-term investments (cost $145,415,648)
145,400,708

--------------
------------------------------------------------------------
------------------------------------------------------------
------
Total Investments--99.1 %
   (cost $4,402,146,749; Note 4)
4,485,191,722
Other assets in excess of liabilities--0.9%
42,825,595

--------------
Net Assets--100%
$4,528,017,317

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Portfolio of Investments
as of June 30, 1998 (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
(a) Standard & Poor's Rating.
(b) Indicates a restricted security; the aggregate cost of
such securities is
    $53,069,136. The aggregate value $54,539,524 is
approximately 1.2% of net
    assets.
(c) Non-income producing securities.
(d) Consists of more than one class of securities traded
together as a unit;
    generally bonds with attached stock or warrants.
(e) Represents issuer in default on interest payments, non-
income producing
    security.
(f) Fair valued security.
NR--Not rated by Moody's or Standard & Poor's.
PIK--Payment in kind securities.
L.P.--Limited Partnership.
LLC--Limited Liability Company.
The Fund's current Prospectus contains a description of
Moody's and Standard &
Poor's ratings.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     16

Statement of Assets and Liabilities
(Unaudited)                                    PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Assets
June 30, 1998
Investments, at value (cost
$4,402,146,749).............................................
 ....................      $4,485,191,722
Cash........................................................
 ................................................
1,240,200
Interest
receivable..................................................
 .......................................          74,120,503
Receivable for Fund shares
sold........................................................
 .....................          15,083,613
Receivable for investments
sold........................................................
 .....................           9,146,763
Deferred expenses and other
assets......................................................
 ....................              61,681

--------------
   Total
assets......................................................
 .......................................       4,584,844,482

--------------
Liabilities
Payable for investments
purchased...................................................
 ........................          34,999,847
Dividends
payable.....................................................
 ......................................           9,661,123
Payable for Fund shares
reacquired..................................................
 ........................           7,623,806
Due to
Manager.....................................................
 .........................................
2,347,831
Due to
Distributor.................................................
 .........................................
1,383,634
Accrued
expenses....................................................
 ........................................             810,924

--------------
   Total
liabilities.................................................
 .......................................          56,827,165

--------------
Net
Assets......................................................
 ............................................
$4,528,017,317

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ............................      $    5,259,913
   Paid-in capital in excess of
par.........................................................
 ................       4,929,674,466

--------------

4,934,934,379
   Distributions in excess of net investment
income......................................................
 ...            (766,518)
   Accumulated net realized loss on
investments.................................................
 ............        (489,195,517)
   Net unrealized appreciation on
investments.................................................
 ..............          83,044,973

--------------
Net assets, June 30,
1998........................................................
 ...........................      $4,528,017,317

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($1,752,389,380 / 203,266,010 shares of common stock
issued and outstanding)..........................
$8.62
   Maximum sales charge (4.00% of offering
price)......................................................
 .....                 .36
   Maximum offering price to
public......................................................
 ...................               $8.98
Class B:
   Net asset value, offering price and redemption price per
share
      ($2,642,837,886 / 307,305,671 shares of common stock
issued and outstanding)..........................
$8.60
Class C:
   Net asset value, offering price and redemption price per
share
      ($70,274,480 / 8,171,570 shares of common stock issued
and outstanding)...............................
$8.60
Class Z:
   Net asset value, offering price and redemption price per
share
      ($62,515,571 / 7,248,059 shares of common stock issued
and outstanding)...............................
$8.63

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     17

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                    Ended
                                                   June 30,
Net Investment Income                                1998
Income
   Interest...................................
$207,644,773
   Dividends..................................
2,079,162
                                                 -----------
-
      Total Income............................
209,723,935
                                                 -----------
-
Expenses
   Distribution fee--Class A..................
1,309,754
   Distribution fee--Class B..................
10,020,275
   Distribution fee--Class C..................
234,246
   Management fee.............................
9,175,360
   Transfer agent's fees and expenses.........
2,132,000
   Custodian's fees and expenses..............
165,000
   Reports to shareholders....................
89,000
   Registration fees..........................
62,000
   Insurance expense..........................
26,000
   Audit fee..................................
22,500
   Legal fees and expenses....................
17,500
   Directors' fees and expenses...............
17,000
   Miscellaneous..............................
23,213
                                                 -----------
-
      Total expenses..........................
23,293,848
                                                 -----------
-
Net investment income.........................
186,430,087
                                                 -----------
-
Realized and Unrealized Gain
(Loss) on Investments
Net realized gain on investment
   transactions...............................
71,324,427
Net change in unrealized appreciation of
   investments................................
(79,915,831)
                                                 -----------
-
Net loss on investments.......................
(8,591,404)
                                                 -----------
-
Net Increase in Net Assets
Resulting from Operations.....................
$177,838,683
                                                 -----------
-
                                                 -----------
-

PRUDENTIAL HIGH YIELD FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                 Six Months
                                    Ended           Year
Ended
Increase in                       June 30,         December
31,
Net Assets                          1998               1997
Operations
   Net investment income.....  $   186,430,087    $
354,105,853
   Net realized gain on
      investment
      transactions...........       71,324,427
146,274,171
   Net change in unrealized
      appreciation
      (depreciation) of
      investments............      (79,915,831)
7,321,433
                               ---------------    ----------
-----
   Net increase in net assets
      resulting from
      operations.............      177,838,683
507,701,457
                               ---------------    ----------
-----
Dividends and distributions (Note 1)
   Dividends from net
      investment income
      Class A................      (75,046,500)
(139,641,643)
      Class B................     (106,531,497)
(207,750,363)
      Class C................       (2,496,566)
(3,608,339)
      Class Z................       (2,355,524)
(3,105,508)
                               ---------------    ----------
-----
                                  (186,430,087)
(354,105,853)
                               ---------------    ----------
-----
   Dividends in excess of net
      investment income
      Class A................       (2,219,131)
(8,405,450)
      Class B................       (4,261,560)
(12,505,119)
      Class C................          (99,499)
(217,197)
      Class Z................          (65,761)
(186,930)
                               ---------------    ----------
-----
                                    (6,645,951)
(21,314,696)
                               ---------------    ----------
-----
Fund share transactions (Net
   of
   share conversions) (Note
   5)
   Net proceeds from shares
      sold...................    1,846,923,269
2,751,808,904
   Net asset value of shares
      issued in reinvestment
      of dividends and
      distributions..........       92,278,558
185,528,878
   Cost of shares
      reacquired.............   (1,864,415,951)
(2,836,907,445)
                               ---------------    ----------
-----
   Net increase in net assets
      from Fund share
      transactions...........       74,785,876
100,430,337
                               ---------------    ----------
-----
Total increase...............       59,548,521
232,711,245
Net Assets
Beginning of period..........    4,468,468,796
4,235,757,551
                               ---------------    ----------
-----
End of period(a).............  $ 4,528,017,317    $
4,468,468,796
                               ---------------    ----------
-----
                               ---------------    ----------
-----
---------------
(a) Distributions in excess
of
  net investment income......  $      (766,518)   $
(1,041,743)
                               ---------------    ----------
-----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     18

Notes to Financial Statements (Unaudited)       PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
Prudential High Yield Fund, Inc. (the 'Fund') is registered
under the Investment
Company Act of 1940 as a diversified, open-end management
investment company.
The primary investment objective of the Fund is to maximize
current income
through investment in a diversified portfolio of high yield
fixed-income
securities which, in the opinion of the Fund's investment
adviser, do not
subject the Fund to unreasonable risks. As a secondary
investment objective, the
Fund will seek capital appreciation but only when consistent with its primary
objective. Lower rated or unrated (i.e., high yield)
securities are more likely
to react to developments affecting market risk (general
market liquidity) and
credit risk (an issuer's inability to meet principal and
interest payments on
its obligations) than are more highly rated securities,
which react primarily to
movements in the general level of interest rates. The
ability of issuers of debt
securities held by the Fund to meet their obligations may be affected by
economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the
Fund in the preparation of its financial statements.

Security Valuation: Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at prices provided by principal market makers and pricing agents. Any security for which the primary market is on an exchange is valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. Securities issued in private placements are valued at the bid price or the mean between the bid and asked prices, if available, provided by principal market makers. Any security for which a reliable market quotation is unavailable is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value.

In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian or designated subcustodians, under triparty repurchase agreements as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest and, to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law ('restricted securities'). Certain issues of restricted securities held by the Fund at June
30, 1998 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on an identified cost basis. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. The Fund accretes original issue discounts as adjustments to interest income. Income from payment-in-kind bonds is recorded daily based on an effective interest method. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the intent of the Fund to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily and pays dividends of net investment income monthly and makes distributions at least annually of any net capital gains. Dividends and distributions are recorded on the ex-dividend date.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount and wash sales.

Reclassification of Capital Accounts: The Fund accounts and
reports for
distributions to shareholders in accordance with AICPA
Statement of Position
93-2: Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain, and Return of Capital Distributions by
Investment Companies. The
effect of applying this statement was to decrease
distributions in excess of net
investment income and increase
------------------------------------------------------------
--------------------
                                       19

Notes to Financial Statements (Unaudited)       PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
accumulated net realized loss on investments by $6,921,176.
This was primarily
due to the sale of securities purchased with market discount for the six months
ended June 30, 1998. Net investment income, net realized
gains and net assets
were not affected by this change.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement PIMF has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .50% of the Fund's average daily net assets up to $250 million, .475% of the next $500 million, .45% of the next $750 million, .425%
of the next $500
million, .40% of the next $500 million, .375% of the next
$500 million and .35%
of the Fund's average daily net assets in excess of $3 billion.

The Fund has a distribution agreement with Prudential
Securities Incorporated
('PSI'), which acts as the distributor of the Class A, B, C and Z shares of the
Fund. The Fund compensates PSI for distributing and servicing the Fund's Class
A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A,
B and C Plans'), regardless of expenses actually incurred by them. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PSI as distributor of the
Class Z shares of the Fund. Effective July 1, 1998,
Prudential Investment
Management Services LLC will become the distributor of the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.

Pursuant to the Class A, B and C Plans, the Fund compensates
PSI with respect to
Class A, B and C shares, for distribution-related activities at an annual rate of up to .30 of 1%, .75 of 1% and 1%, of the average daily net assets of the
Class A, B and C shares, respectively. Such expenses under the Plans were .15 of
1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 1998.

PSI has advised the Fund that it has received approximately
$872,000 in
front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 1998. From these fees, PSI paid such sales charges to
Pruco Securities Corporation, an affiliated broker-dealer, which in turn paid commissions to salespersons and incurred other distribution costs.

PSI has advised the Fund that for the six months ended June
30, 1998, it
received approximately $1,714,000 and $23,000 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PSI, PIFM and PIC are indirect, wholly owned subsidiaries of The Prudential
Insurance Company of America.

The Fund, along with other affiliated registered investment
companies (the
'Funds'), has a credit agreement (the 'Agreement') with an
unaffiliated lender.
The maximum commitment under the Agreement is $200,000,000.
Interest on any such
borrowings outstanding will be at market rates. The purpose
of the Agreement is
to serve as an alternative source of funding for capital
share redemptions. The
Fund has not borrowed any amounts pursuant to the Agreement
as of June 30, 1998.
The Funds pay a commitment fee at an annual rate of .055 of
1% on the unused
portion of the credit facility. The commitment fee is
accrued and paid quarterly
on a pro rata basis by the Funds. The Agreement expires on
December 29, 1998.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC, a wholly owned
subsidiary of PIFM, serves
as the Fund's transfer agent and during the six months ended
June 30, 1998, the
Fund incurred fees of approximately $1,831,400 for the
services of PMFS. As of
June 30, 1998, $310,000 of such fees were due to PMFS.
Transfer agent fees and
expenses in the Statement of Operations include certain out-
of-pocket expenses
paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 1998 were $2,475,258,987 and $2,476,891,066, respectively.

The federal income tax basis of the Fund's investments, including short-term investments, as of June 30, 1998 was $4,402,196,624;
accordingly, net unrealized
appreciation for federal income tax purposes was $82,995,098
(gross unrealized
appreciation--$160,655,167; gross unrealized depreciation--
$77,660,069).

For federal income tax purposes, the Fund has a capital loss carryforward as of
December 31, 1997 of approximately $553,025,700 of which
$202,439,400 expires in
1998, $77,895,200 expires in 1999, $110,441,500
------------------------------------------------------------
--------------------
                                       20

Notes to Financial Statements (Unaudited)       PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------
expires in 2000, $162,249,600 expires in 2003. Accordingly,
no capital gains
distribution is expected to be paid to shareholders until
net gains have been
realized in excess of the aggregate of such amounts.
------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.00%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has 3 billion shares of $.01 par value common stock authorized; equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A                             Shares           Amount
------------------------------   ------------    -----------
----
Six months ended June 30,
  1998:
Shares sold...................    141,396,471    $
1,238,980,946
Shares issued in reinvestment
  of
  dividends and
  distributions...............      4,580,106
40,046,843
Shares reacquired.............   (148,417,409)
(1,301,459,828)
                                 ------------    -----------
----
Net decrease in shares
  outstanding before
  conversions.................     (2,440,832)
(22,432,039)
Shares issued upon conversion
  from Class B................      5,626,375
48,993,242
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      3,185,543    $
26,561,203
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................    193,384,884    $
1,647,640,589
Shares issued in reinvestment
  of
  dividends and
  distributions...............      9,414,309
80,204,534
Shares reacquired.............   (210,193,785)
(1,791,846,142)
                                 ------------    -----------
----
Net decrease in shares
  outstanding before
  conversions.................     (7,394,592)
(64,001,019)
Shares issued upon conversion
  from Class B................     20,996,980
178,917,604
                                 ------------    -----------
----
Net increase in shares
  outstanding.................     13,602,388    $
114,916,585
                                 ------------    -----------
----
                                 ------------    -----------
----
Class B                             Shares           Amount
------------------------------   ------------    -----------
----
Six months ended June 30,
  1998:
Shares sold...................     61,035,891    $
532,881,804
Shares issued in reinvestment
  of
  dividends and
  distributions...............      5,574,071
48,623,296
Shares reacquired.............    (59,593,052)
(520,433,870)
                                 ------------    -----------
----
Net increase in shares
  outstanding before
  conversion..................      7,016,910
61,071,230
Shares reacquired upon
  conversion into Class A.....     (5,639,328)
(48,993,242)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      1,377,582    $
12,077,988
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................    118,393,095    $
1,004,044,328
Shares issued in reinvestment
  of
  dividends and
  distributions...............     11,760,615
99,976,935
Shares reacquired.............   (113,114,191)
(959,505,335)
                                 ------------    -----------
----
Net increase in shares
  outstanding before
  conversion..................     17,039,519
144,515,928
Shares reacquired upon
  conversion into Class A.....    (21,040,398)
(178,917,604)
                                 ------------    -----------
----
Net decrease in shares
  outstanding.................     (4,000,879)   $
(34,401,676)
                                 ------------    -----------
----
                                 ------------    -----------
----
Class C
------------------------------
Six months ended June 30,
  1998:
Shares sold...................      3,324,364    $
29,002,205
Shares issued in reinvestment
  of
  dividends and
  distributions...............        167,743
1,462,799
Shares reacquired.............     (1,794,502)
(15,680,281)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      1,697,605    $
14,784,723
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................      5,931,868    $
50,289,762
Shares issued in reinvestment
  of
  dividends and
  distributions...............        257,238
2,191,113
Shares reacquired.............     (4,892,651)
(41,327,251)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      1,296,455    $
11,153,624
                                 ------------    -----------
----
                                 ------------    -----------
----
Class Z
------------------------------
Six months ended June 30,
  1998:
Shares sold...................      5,261,842    $
46,058,314
Shares issued in reinvestment
  of
  dividends and
  distributions...............        245,377
2,145,620
Shares reacquired.............     (3,069,817)
(26,841,972)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      2,437,402    $
21,361,962
                                 ------------    -----------
----
                                 ------------    -----------
----
Year ended December 31, 1997:
Shares sold...................      5,863,890    $
49,834,225
Shares issued in reinvestment
  of dividends and
  distributions...............        370,225
3,156,296
Shares reacquired.............     (5,206,103)
(44,228,717)
                                 ------------    -----------
----
Net increase in shares
  outstanding.................      1,028,012    $
8,761,804
                                 ------------    -----------
----
                                 ------------    -----------
----

------------------------------------------------------------
--------------------
                                       21

Financial Highlights (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class A
                                                           -
------------------------------------------------------------
-------

Six Months

Ended                       Year Ended December 31,

June 30,      ----------------------------------------------
-------

1998           1997           1996           1995
1994
                                                           -
---------     ----------     ----------     ----------     -
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $
8.65     $     8.39     $     8.19     $     7.68     $
8.70
                                                           -
---------     ----------     ----------     ----------     -
-------
Income from investment operations
Net investment income..................................
 .37            .73            .75            .81
 .80
Net realized and unrealized gain (loss) on
   investments.........................................
(.01)           .30            .22            .53
(1.00)
                                                           -
---------     ----------     ----------     ----------     -
-------
   Total from investment operations....................
 .36           1.03            .97           1.34
(.20)
                                                           -
---------     ----------     ----------     ----------     -
-------
Less distributions
Dividends from net investment income...................
(.37)          (.73)          (.75)          (.81)
(.80)
Distributions in excess of net investment income.......
(.02)          (.04)          (.02)          (.02)
(.02)
                                                           -
---------     ----------     ----------     ----------     -
-------
   Total distributions.................................
(.39)          (.77)          (.77)          (.83)
(.82)
                                                           -
---------     ----------     ----------     ----------     -
-------
Net asset value, end of period.........................    $
8.62     $     8.65     $     8.39     $     8.19     $
7.68
                                                           -
---------     ----------     ----------     ----------     -
-------
                                                           -
---------     ----------     ----------     ----------     -
-------
TOTAL RETURN(a)........................................
3.89%         12.81%         12.60%         18.17%
(2.35)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$1,752,389     $1,730,473     $1,564,429     $1,336,354
$161,435
Average net assets (000)...............................
$1,760,810     $1,635,480     $1,385,143     $1,056,555
$165,517
Ratios to average net assets:
   Expenses, including distribution fees...............
 .67%(b)        .69%           .72%           .75%
 .78%
   Expenses, excluding distribution fees...............
 .52%(b)        .54%           .57%           .60%
 .63%
   Net investment income...............................
8.59%(b)       8.59%          9.20%         10.13%
9.86%
For Classes A, B, C and Z shares:
   Portfolio turnover rate.............................
57%           113%            89%            78%
74%


1993
                                                         ---
-----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $
8.19
                                                         ---
-----
Income from investment operations
Net investment income..................................
 .84
Net realized and unrealized gain (loss) on
   investments.........................................
 .52
                                                         ---
-----
   Total from investment operations....................
1.36
                                                         ---
-----
Less distributions
Dividends from net investment income...................
(.84)
Distributions in excess of net investment income.......
(.01)
                                                         ---
-----
   Total distributions.................................
(.85)
                                                         ---
-----
Net asset value, end of period.........................  $
8.70
                                                         ---
-----
                                                         ---
-----
TOTAL RETURN(a)........................................
17.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$171,364
Average net assets (000)...............................
$149,190
Ratios to average net assets:
   Expenses, including distribution fees...............
 .76%
   Expenses, excluding distribution fees...............
 .61%
   Net investment income...............................
9.93%
For Classes A, B, C and Z shares:
   Portfolio turnover rate.............................
85%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     22

Financial Highlights (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class B
                                                           -
------------------------------------------------------------
---------

Six Months

Ended                        Year Ended December 31,

June 30,      ----------------------------------------------
---------

1998           1997           1996           1995
1994
                                                           -
---------     ----------     ----------     ----------     -
---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................    $
8.63     $     8.38     $     8.18     $     7.67     $
8.69
                                                           -
---------     ----------     ----------     ----------     -
---------
Income from investment operations
Net investment income..................................
 .34            .68            .71            .76
 .76
Net realized and unrealized gain (loss) on
   investments.........................................
(.01)           .29            .22            .53
(1.00)
                                                           -
---------     ----------     ----------     ----------     -
---------
   Total from investment operations....................
 .33            .97            .93           1.29
(.24)
                                                           -
---------     ----------     ----------     ----------     -
---------
Less distributions
Dividends from net investment income...................
(.34)          (.68)          (.71)          (.76)
(.76)
Distributions in excess of net investment income.......
(.02)          (.04)          (.02)          (.02)
(.02)
                                                           -
---------     ----------     ----------     ----------     -
---------
   Total distributions.................................
(.36)          (.72)          (.73)          (.78)
(.78)
                                                           -
---------     ----------     ----------     ----------     -
---------
Net asset value, end of period.........................    $
8.60     $     8.63     $     8.38     $     8.18     $
7.67
                                                           -
---------     ----------     ----------     ----------     -
---------
                                                           -
---------     ----------     ----------     ----------     -
---------
TOTAL RETURN(a)........................................
3.63%         12.07%         11.97%         17.49%
(2.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$2,642,838     $2,640,491     $2,596,207     $2,730,903
$3,311,323
Average net assets (000)...............................
$2,694,217     $2,589,122     $2,652,883     $2,725,385
$3,566,709
Ratios to average net assets:
   Expenses, including distribution fees...............
1.27%(b)       1.29%          1.32%          1.35%
1.38%
   Expenses, excluding distribution fees...............
 .52%(b)        .54%           .57%           .60%
 .63%
   Net investment income...............................
7.97%(b)       7.99%          8.62%          9.56%
9.28%


1993
                                                         ---
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $
8.19
                                                         ---
-------
Income from investment operations
Net investment income..................................
 .79
Net realized and unrealized gain (loss) on
   investments.........................................
 .51
                                                         ---
-------
   Total from investment operations....................
1.30
                                                         ---
-------
Less distributions
Dividends from net investment income...................
(.79)
Distributions in excess of net investment income.......
(.01)
                                                         ---
-------
   Total distributions.................................
(.80)
                                                         ---
-------
Net asset value, end of period.........................  $
8.69
                                                         ---
-------
                                                         ---
-------
TOTAL RETURN(a)........................................
16.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$3,745,985
Average net assets (000)...............................
$3,389,439
Ratios to average net assets:
   Expenses, including distribution fees...............
1.36%
   Expenses, excluding distribution fees...............
 .61%
   Net investment income...............................
9.35%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     23

Financial Highlights (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class C
                                                           -
------------------------------------------------------------
--

August 1,

Six Months                                           1994(c)

Ended            Year Ended December 31,           Through

June 30,      -------------------------------     December
31,

1998         1997        1996        1995           1994
                                                           -
---------     -------     -------     -------     ----------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$   8.63      $  8.38     $  8.18     $  7.67       $   8.05
                                                           -
---------     -------     -------     -------         ------
Income from investment operations
Net investment income..................................
 .34          .68         .71         .76            .32
Net realized and unrealized gain (loss) on
   investments.........................................
(.01)         .29         .22         .53           (.37)
                                                           -
---------     -------     -------     -------         ------
   Total from investment operations....................
 .33          .97         .93        1.29           (.05)
                                                           -
---------     -------     -------     -------         ------
Less distributions
Dividends from net investment income...................
(.34)        (.68)       (.71)       (.76)          (.32)
Distributions in excess of net investment income.......
(.02)        (.04)       (.02)       (.02)          (.01)
                                                           -
---------     -------     -------     -------         ------
   Total distributions.................................
(.36)        (.72)       (.73)       (.78)          (.33)
                                                           -
---------     -------     -------     -------         ------
Net asset value, end of period.........................
$   8.60      $  8.63     $  8.38     $  8.18       $   7.67
                                                           -
---------     -------     -------     -------         ------
                                                           -
---------     -------     -------     -------         ------
TOTAL RETURN(a)........................................
3.63%       12.07%      11.97%      17.49%         (0.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 70,274      $55,879     $43,374     $24,021       $  4,860
Average net assets (000)...............................
$ 62,983      $45,032     $28,647     $12,063       $  2,840
Ratios to average net assets:
   Expenses, including distribution fees...............
1.27%(b)     1.29%       1.32%       1.35%          1.48%(b)
   Expenses, excluding distribution fees...............
 .52%(b)      .54%        .57%        .60%           .73%(b)
   Net investment income...............................
7.99%(b)     7.99%       8.60%       9.49%          9.80%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     24

Financial Highlights (Unaudited)                PRUDENTIAL
HIGH YIELD FUND, INC.
------------------------------------------------------------
--------------------

Class Z
                                                           -
-------------------------------------------

March 1,

Six Months                        1996(c)

Ended         Year Ended        Through

June 30,      December 31,     December 31,

1998            1997             1996
                                                           -
---------     ------------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................
$   8.65        $   8.39         $   8.34
                                                           -
---------         ------           ------
Income from investment operations
Net investment income..................................
 .37             .74              .63
Net realized and unrealized gain (loss) on
   investments.........................................
--             .30              .07
                                                           -
---------         ------           ------
   Total from investment operations....................
 .37            1.04              .70
                                                           -
---------         ------           ------
Less distributions
Dividends from net investment income...................
(.37)           (.74)            (.63)
Distributions in excess of net investment income.......
(.02)           (.04)            (.02)
                                                           -
---------         ------           ------
   Total distributions.................................
(.39)           (.78)            (.65)
                                                           -
---------         ------           ------
Net asset value, end of period.........................
$   8.63        $   8.65         $   8.39
                                                           -
---------         ------           ------
                                                           -
---------         ------           ------
TOTAL RETURN(a)........................................
4.08%          12.96%            8.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................
$ 62,516        $ 41,625         $ 31,748
Average net assets (000)...............................
$ 54,217        $ 35,808         $ 28,978
Ratios to average net assets:
   Expenses, including distribution fees...............
 .52%(b)         .54%              57%(b)
   Expenses, excluding distribution fees...............
 .52%(b)         .54%             .57%(b)
   Net investment income...............................
8.76%(b)        8.74%            9.31%(b)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of less than a
full year are not
    annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     25

Getting The Most From Your Prudential Mutual Fund.
Some mutual fund shareholders won't ever read this -- they don't read annual and semi-annual reports. It's quite understandable. These annual and semi-annual reports are prepared to comply with Federal regulations. They are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake.

At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read, in hopes you'll find it profitable to spend a few minutes familiarizing yourself with your investment.
Here's what you'll find in the report:

At A Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "At A Glance" page where we compare the Fund and the comparable average calculated by Lipper Analytical Services, a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance -- it generally smoothes out returns and gives you an idea how much the Fund has earned in an average year, for a given time period.
Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. And keep in mind that past perfor-mance is not indicative of future results.

Portfolio Manager's Report
The portfolio manager who invests your money for you reports onsuccessful -- and not-so-successful -- strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors and any changes that are on the drawing board.

Portfolio Of Investments
This is where the report begins to look technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the Portfolio Manager's Report that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement Of Assets And Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes) and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period.
It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily along with the value of every security in the portfolio.

Statement Of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here -- both realized and unrealized.

Statement Of Changes In Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it -- through dividends and distributions -- and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes To Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they also outline how
Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares, and more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per share basis. It is designed to help you understand how the Fund performed and to compare this year's performance and expenses to those of prior years.

Independent Auditor's Report
Once a year, an outside auditor looks over our books and certifies that the information is fairly presented and complies with generally accepted accounting principles.

Tax Information
This is information which we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax advisor.

Performance Comparison
These charts are included in the annual report and are required by the
Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for
10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad based securities index, as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the fund -- the index is a broadly based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors generally cannot invest directly in an index.

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -
- sometimes very
suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to
banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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